Derivative Financial Instruments And Certain Hedging Activities (Summary Of Derivative Hedges Gains (Losses) Recognized In Statement Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivatives In Cash Flow Hedging Relationships [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion), Net of Tax	$ (0.1)		$ 10.7
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(2.1)		11.0
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0		0
Derivatives In Cash Flow Hedging Relationships [Member] | Natural Gas Forwards [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion), Net of Tax	0		(3.2)
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0		0
Derivatives In Cash Flow Hedging Relationships [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion), Net of Tax	0	[1]	13.9	[1]
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	[1]	0	[1]
Derivatives In Cash Flow Hedging Relationships [Member] | Foreign Currency Forwards [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion), Net of Tax	(0.1)		0
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0		0
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0		0
Derivatives In Net Investment Hedge Relationships [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion), Net of Tax	3.3		1.6
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0		0
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0		0
Manufacturing Cost Of Sales [Member] | Derivatives In Cash Flow Hedging Relationships [Member] | Natural Gas Forwards [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(2.1)		(4.4)
Other (Expense) Income, Net [Member] | Derivatives In Cash Flow Hedging Relationships [Member] | Cross Currency Swaps [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ 0	[1]	$ 15.4	[1]

[1]	Ten year swaps